PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

A reconciliation of the beginning and ending balances of property and equipment and accumulated depreciation during the quarters ended March 31, 2021 and 2020 is as follows:

(in thousands) Costs	Land and Buildings	Leasehold Improvements	Furniture and Fixtures	Equipment	Vehicles	Construction in Process	Right of Use Assets	Total
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037
Additions	-	-	-	280	-	93	-	373
Business Acquisitions	-	-	-	-	-	-	-	-
Disposals	-	-	-	-	-	-	-	-
Balance—March 31, 2021	$-	$10,799	$50	$1,556	$854	$2,621	$41,530	$57,410

Accumulated Depreciation
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)
Depreciation	-	(241)	(236)	(35)	(133)	-	(254)	(899)
Disposals	-	-	-	-	-	-	-	-
Balance—March 31, 2021	$-	$(875)	$(283)	$(462)	$(544)	$-	$(6,529)	$(8,693)

Net Book Value -March 31, 2021	$-	$9,924	$(233)	$1,094	$310	$2,621	$35,001	$48,717

Net Book Value -December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

(in thousands)	Land and Buildings	Leasehold Improvements	Furniture and Fixtures	Equipment	Vehicles	Construction in Process	Right of Use Assets	Total
Costs
Balance—December 31, 2019	$4,098	$4,275	$49	$1,100	$813	$2,533	$34,114	$46,982
Additions	8	688	-	5	35	381	110	1,227
Balance—March 31, 2020	$4,106	$4,963	$49	$1,105	$848	$2,914	$34,224	$48,209

Accumulated Depreciation
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(3,025)	$(4,011)
Depreciation	(24)	(43)	(1)	(42)	(41)	$-	(792)	(943)
Balance—March 31, 2020	$(32)	$(465)	$(47)	$(303)	$(290)	$-	$(3,817)	$(4,954)

Net Book Value -March 31, 2020	$4,074	$4,498	$2	$802	$558	$2,914	$30,407	$43,255

 Construction in progress represent assets under construction related to cultivation, manufacturing, and distribution facilities not yet completed or otherwise not placed in service.

Depreciation expense of $899 and $943 were recorded for the quarters ended March 31, 2021 and 2020, respectively, of which $584 and $514 respectively, were included in cost of goods sold.

A reconciliation of the beginning and ending balances of property and equipment and accumulated depreciation during the years ended December 31, 2020 and 2019 is as follows:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

	Land and	Leasehold	Furniture			Construction	Right of
(in thousands)	Buildings	Improvements	and Fixtures	Equipment	Vehicles	in Process	Use Assets	Total
Costs
Balance—December 31, 2018	$-	$1,509	$49	$2,062	$516	$895	$-	$5,031
Additions	4,098	2,766	-	1,192	297	1,638	10,520	20,511
IFRS 16 Adoption	-	-	-	-	-	-	23,594	23,594
Business Acquisitions	-	-	-	25	-	-	-	25
Disposals	-	-	-	(2,179)	-	-	-	(2,179)
Balance—December 31, 2019	$4,098	$4,275	$49	$1,100	$813	$2,533	$34,114	$46,982
Additions	8	1,937	1	154	41	4,604	106	6,851
Lease Option Reassessment	-	-	-	-	-	-	7,310	7,310
Disposals/Transfers	(4,106)	4,587	-	22	-	(4,609)	-	(4,106)
Balance—December 31, 2020	$-	$10,799	$50	$1,276	$854	$2,528	$41,530	$57,037

Accumulated Depreciation
Balance—December 31, 2018	$-	$(260)	$(44)	$(570)	$(95)	$-	$-	$(969)
Depreciation	(8)	(186)	(3)	(478)	(155)	-	(3,025)	$(3,854)
Disposals	-	24	-	786	2	-	-	$812
Balance—December 31, 2019	$(8)	$(422)	$(46)	$(261)	$(249)	$-	$(3,025)	$(4,011)
Depreciation	(57)	(212)	(1)	(166)	(162)	-	(3,250)	(3,848)
Disposals	65	-	-	-	-	-	-	65
Balance—December 31, 2020	$-	$(634)	$(47)	$(427)	$(411)	$-	$(6,275)	$(7,794)

Net Book Value
December 31, 2018	$-	$1,249	$5	$1,492	$421	$895	$-	$4,063
December 31, 2019	$4,090	$3,853	$3	$839	$565	$2,533	$31,089	$42,972
Balance—December 31, 2020	$-	$10,165	$3	$849	$443	$2,528	$35,255	$49,243

Construction in progress represent assets under construction related to cultivation, manufacturing, and distribution facilities not yet completed or otherwise not placed in service.

Depreciation expense of $3,848, $3,854 and $312 were recorded for the years ended December 31, 2020, 2019 and 2018, respectively, of which $2,830, $2,921 and $211, respectively, were included in cost of goods sold.